Cash and due from banks at amortized cost - Restricted due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted due from banks at amortized cost [Line Items]
Restricted due from banks at amortized cost, total	₩ 13,896,642	₩ 21,969,411	₩ 16,506,925
Denominated in Korean won
Restricted due from banks at amortized cost [Line Items]
Reserve deposits	9,851,064	16,957,521
Other	1,174,670	2,390,761
Restricted due from banks at amortized cost, total	11,025,734	19,348,282
Denominated in foreign currency
Restricted due from banks at amortized cost [Line Items]
Deposits	₩ 2,870,908	₩ 2,621,129